Property and equipment	12 Months Ended
Dec. 31, 2023
Property and equipment
Property and equipment

9.Property and equipment

	Right-of-use
Cost	asset	Equipment	Total
	$	$	$
Balance, December 31, 2021	—	—	—
Additions	114,588	19,696	134,284
Foreign currency translation adjustment	—	(663)	(663)
Balance, December 31, 2022	114,588	19,033	133,621
Additions	—	4,311	4,311
Balance, December 31, 2023	114,588	23,344	137,932

	Right-of-use
Accumulated amortization	asset	Equipment	Total
	$	$	$
Balance, December 31, 2021	—	—	—
Amortization	38,195	2,874	41,069
Foreign currency translation adjustment	—	(126)	(126)
Balance, December 31, 2022	38,195	2,748	40,943
Amortization	65,480	7,582	73,062
Balance, December 31, 2023	103,675	10,330	114,005

	Right-of-use
Carrying values	asset	Equipment	Total
	$	$	$
At December 31, 2022	76,393	16,285	92,678
At December 31, 2023	10,913	13,014	23,927

The Company entered into an office lease during the year ended December 31, 2022 for which a right-of-use asset was recognized (Note 11).